Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



May 11, 2011


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:         The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectuses and Statements of Additional Information dated May 1, 2011 for the Trust's Analytic Short-Term Income Fund, Aviva Investors Core Aggregate Fixed Income Fund, Aviva Investors High Yield Bond Fund, USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 147, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number
0001135428-11-000254)  on  April  29,  2011.

Please do not hesitate to contact me at 202.739.5896 should you have any questions.

Very  truly  yours,


/s/ Christopher D. Menconi
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Christopher D. Menconi